STOCK PLAN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option expense	$ 23,457	$ 183,953	$ 391,954	$ 664,208
Unrecognized compensation expense	$ 31,000		$ 54,000
Weighted-average period for recognition	4 months 24 days		9 months 18 days
Fair value of option grant price per share			$ 2.13
Expected dividend yield	0.00%		0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of option grant price per share				$ 1.17
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of option grant price per share				$ 2.11
2017 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance	10,000,000		10,000,000
Shares available for issuance	7,290,000		7,290,000